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                            NEW ENGLAND ZENITH FUND

                     BACK BAY ADVISORS BOND INCOME SERIES

               Supplement to the Prospectus dated April 30, 1999

THE FOLLOWING TWO SENTENCES ARE ADDED TO THE END OF THE SECOND PARAGRAPH UNDER "PORTFOLIO MANAGEMENT" IN SECTION III OF THE PROSPECTUS:

Effective October 1, 1999, Peter Palfrey will be primarily responsible for the day-to-day management of Bond Income. Mr. Palfrey is a Vice President of Back Bay Advisors.

DATED: SEPTEMBER 10, 1999




VL-134-99